SUBSEQUENT EVENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 06, 2023	Mar. 02, 2023	Jan. 16, 2023
SUBSEQUENT EVENTS
Issued price per share	$ 10.10
Drilling Tools stockholders
SUBSEQUENT EVENTS
Percentage of holding share capital	5.00%
Sponsor Support Agreement | Minimum
SUBSEQUENT EVENTS
Percentage Of forfeiture funder Shares	50.00%
Promissory note | Second Extension
SUBSEQUENT EVENTS
Debt, principal amount			$ 2,070,000
Subsequent Event | Second Extension
SUBSEQUENT EVENTS
Issued price per share		$ 0.10
Subsequent Event | Promissory note | Second Extension
SUBSEQUENT EVENTS
Debt, principal amount			$ 2,070,000
Subsequent Event | Promissory note | Sponsor
SUBSEQUENT EVENTS
Debt conversion price				$ 10.00
Subsequent Event | Promissory note | Sponsor | Minimum
SUBSEQUENT EVENTS
Debt, principal amount				$ 800,000